ORGANIZATION AND PRINCIPAL ACTIVITIES - Disposal of subsidiaries under common control (Details) ¥ in Millions	Nov. 30, 2019 CNY (¥)
Disposal of subsidiaries under common control
Aggregated consideration	¥ 47
Puxin
Disposal of subsidiaries under common control
Aggregated consideration	47
Difference between the consideration and the carrying value of the net assets	¥ 55